BORROWINGS	12 Months Ended
Dec. 31, 2013
BORROWINGS [Abstract]
BORROWINGS
19	BORROWINGS

(a) Short-term borrowings

	As of December 31,
	2012	2013
	RMB	RMB
Short-term bank borrowings	1,917,630,796	1,803,593,927
Long-term bank borrowings-current portion	328,000,000	171,000,000
Total short-term borrowings	2,245,630,796	1,974,593,927

The short-term bank borrowings outstanding as of December 31, 2012 and 2013 carried a weighted average interest rate of 5.41% and 5.28% per annum, respectively. Included in the balance of short-term bank borrowings as of December 31, 2013 were borrowings of RMB18,004,160 and RMB254,485,472 which are denominated and repayable in EURO and USD, respectively.

As of December 31, 2013, the Group had short-term bank borrowings of RMB 133,257,782 which were only credit loans and short-term bank borrowings of RMB138,088,878 which was collateralized on bank notes of RMB186,172,636. As of December 31, 2013, the Group had short-term bank borrowings of RMB120,170,412 which was collateralized on fixed deposits of RMB102,395,000, including RMB20,547,865 which was also guaranteed by Jiangxi Jinko.

As of December 31, 2013, the Company had short-term bank borrowings of RMB90,000,000 which were collateralized on the inventories of RMB146,053,314.

As of December 31, 2013, the Company had short-term bank borrowings of RMB272,990,761 which was guaranteed by Jiangxi Jinko, including RMB200,000,000 was also guaranteed by the Shareholders. As of December 31, 2013, the Company had short-term bank borrowing of RMB48,267,911 guaranteed by a third party.

As of December 31, 2013, the Company had short-term bank borrowings of RMB600,400,000 which were collateralized on certain land use rights, plants and equipment, including RMB97,000,000 which were guaranteed by Zhejiang Jinko and the Shareholders, RMB 100,000,000 which were guaranteed by Jiangxi Jinko and the Shareholders, RMB183,400,000 which was guaranteed by Jiangxi Jinko, and RMB100,000,000 which were guaranteed by the Shareholders and a third party. As of December 31, 2013, the Company had short-term bank borrowing of RMB198,000,000 which were collateralized on its certain Land use rights, plants, equipment, accounts receivable, and Inventories. Included in these borrowings was RMB28,000,000 guaranteed by the Shareholders, RMB50,000,000 guaranteed by Jiangxi Jinko, and RMB 80,000,000 also guaranteed by Jiangxi I&E. The net book values of Land use rights, plants, equipment, accounts receivable, and Inventories under collaterals were RMB301,580,764, RMB218,730,748, RMB1,879,780,957, RMB38,753,200, and RMB60,380,000, respectively as of December 31, 2013.

As of December 31, 2013, the Company had short-term borrowings of RMB6,000,000 from Shangrao Hexing Co., Ltd and RMB196,418,183 from Jiangxi Heji Investment Co., Ltd. which are interest free and without definite repayment term.

(b)	Long-term borrowings

	As of December 31,
	2012	2013
	RMB	RMB
Long-term bank borrowings	495,000,000	533,000,000
Less: Current portion	(328,000,000)	(171,000,000)
Total long-term borrowings	167,000,000	362,000,000

Future principal repayments on the long-term borrowings are as follows:

Year ending December 31,	RMB
2014	171,000,000
2015	4,000,000
Thereafter	358,000,000
Total	533,000,000

In 2011, the Group obtained a bank borrowing of RMB7,000,000 which was due in 2014. The borrowing carries a variable interest rate that is determined semi-quarterly with reference to the prevailing base lending rate set by PBOC. The effective interest rate of the borrowing was 6.15% as of December 31, 2013. Interest is payable quarterly. The borrowing was only credit loan.

In 2012, the Group obtained a bank borrowing of RMB160,000,000 which was due in 2014. The borrowing carries a variable interest rate that is determined semi-annually with reference to the prevailing base lending rate set by PBOC. The effective interest rate of the borrowing was 6.46% as of December 31, 2013. Interest is payable monthly. The borrowing was collateralized on certain Jiangxi Jinko's land use right, plants and equipment. The net book value of land use right, plants and equipment collateralized were RMB97,990,541,RMB140,907,714 and RMB152,908,077, respectively as of December 31, 2013.

In 2013, the Group entered into a loan agreement with Jiangxi Guochuang Investment Co., Ltd. ("Guochuang") for a three-years loan in the principle amount of RMB 8,000,000. As of December 31, 2013, Jiangxi Jinko has received RMB 8,000,000 proceeds which are interest free. The borrowing was collateralized on stock rights of Jiangxi Jinko, which was hold by Jinko Technology.

In 2013, the Group entered into loan facilities for an aggregate principle amount of RMB360 million within a term of 15 years with China Development Bank to develop PV project, which was repayable in installments from May 2013 to March 2028. As of December 31, 2013, the balance of these borrowings was RMB358,000,000, including 4,000,000 which was due in 2014. The borrowing carries a variable interest rate that is determined with reference to the prevailing base lending rate set by PBOC. The effective interest rate of the borrowing was 7.21% as of December 31, 2013. Interest is payable quarterly. The borrowing was collateralized on certain project assets, accounts receivable, and also guaranteed by Jiangxi Jinko. The net book value of project assets and accounts receivable collateralized were RMB634,169,173 and RMB35,982,577, respectively as of December 31, 2013.